Financial instruments - Fair values and risk management - Reclassified from OCI to Income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Reclassification adjustments for (gains)/losses recognized in fuel and oil operating and finance expenses	€ (225.9)	€ (229.8)	€ 249.2
Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Reclassification adjustments for (gains)/losses recognized in fuel and oil operating and finance expenses	(268.6)	(261.6)	284.8
Cash Flow Hedges | Commodity forward contracts
Disclosure of detailed information about financial instruments [line items]
Reclassification adjustments for (gains)/losses recognized in fuel and oil operating and finance expenses	(263.5)	(254.8)	293.0
Cash Flow Hedges | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Reclassification adjustments for (gains)/losses recognized in fuel and oil operating and finance expenses	0.1	0.2	0.6
Cash Flow Hedges | Foreign currency forward contracts
Disclosure of detailed information about financial instruments [line items]
Reclassification adjustments for (gains)/losses recognized in fuel and oil operating and finance expenses	€ (5.2)	€ (7.0)	€ (8.8)